Schedule of Stockholders' Equity Note, Warrants or Rights, Activity (Details)	6 Months Ended	12 Months Ended
	Sep. 30, 2015 USD ($) shares	Mar. 31, 2015 USD ($)
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 1 | $		$ 8,310,415
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 2		0.52
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 3 | $		$ 29,249,253
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 4		0.13
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 5 | $		$ (14,529,256)
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 6		(0.31)
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 7 | $		$ 0
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 8		0.00
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 9 | $		$ 23,030,412
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 10		0.14
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 11 | $		$ 21,313,672
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 12		0.14
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 1	8,310,415
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 2	0.52
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 3	29,249,253
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 4	0.13
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 5	(14,529,256)
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 6	(0.31)
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 7	0
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 8	0.00
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 9	23,030,412
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 10	0.14
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 11	15,260,014
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 12	0.10
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 13	(1,348,797)
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 14 | $	$ 0
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 15	(3,173,568)
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 16 | $	$ 0
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 17	33,768,061
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 18	0.11
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 19	32,051,321
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 20	0.11